Risk Management - Contractual and Expected Undiscounted Cash Flows for Financial Assets and Liabilities and Insurance Liabilities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets - Contractual cash inflows
Equity securities		¥ 890,926	¥ 699,457
Debt securities		2,645,176	2,470,354
Loans	[1]	596,490	666,087
Term deposits		485,567	529,488
Statutory deposits - restricted		6,333	6,333
Securities purchased under agreements to resell		38,533	12,915
Accrued investment income		52,451	51,097
Premiums receivable		19,697	20,361
Cash and cash equivalents		127,594	60,459	¥ 56,704	¥ 53,396
Subtotal		4,862,767	4,516,551
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		3,880,160	3,419,899	¥ 2,973,225
Expected cash outflows of investment contracts		374,749	313,594
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		148,958	239,446
Financial liabilities at fair value through profit or loss		3,344	3,416
Annuity and other insurance balances payable		60,819	56,818
Interest-bearing loans and other borrowings		12,774	19,222
Bonds payable		34,997	34,994
Lease liabilities		1,569	2,182
Subtotal		4,517,370	4,089,571
Net cash inflow/(outflow)		345,397	426,980
Without maturity [member]
Financial assets - Contractual cash inflows
Equity securities		890,926	699,457
Subtotal		890,926	699,457
Financial and insurance liabilities - Contractual cash outflows
Financial liabilities at fair value through profit or loss		(3,344)	(3,416)
Subtotal		(3,344)	(3,416)
Net cash inflow/(outflow)		887,582	696,041
Not later than 1 year [member]
Financial assets - Contractual cash inflows
Term deposits		183,832	135,301
Statutory deposits - restricted		3,933	1,720
Undiscounted cash flow [member] | Not later than 1 year [member]
Financial assets - Contractual cash inflows
Debt securities		264,690	231,604
Loans		333,258	376,766
Term deposits		195,048	144,271
Statutory deposits - restricted		4,063	1,936
Securities purchased under agreements to resell		38,548	12,658
Accrued investment income		52,161	49,133
Premiums receivable		19,697	20,361
Cash and cash equivalents		127,594	60,459
Subtotal		1,035,059	897,188
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		51,224	111,912
Expected cash outflows of investment contracts		(32,435)	(31,671)
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		(149,004)	(239,679)
Annuity and other insurance balances payable		(60,819)	(56,818)
Interest-bearing loans and other borrowings		(3,675)	(2,575)
Bonds payable		(328)	(332)
Lease liabilities		(919)	(1,093)
Subtotal		(195,956)	(220,256)
Net cash inflow/(outflow)		839,103	676,932
Undiscounted cash flow [member] | Later than 1 year and not later than 3 years [member]
Financial assets - Contractual cash inflows
Debt securities		467,372	461,413
Loans		137,926	138,241
Term deposits		226,337	372,571
Statutory deposits - restricted		988	4,682
Securities purchased under agreements to resell			346
Accrued investment income		290	1,964
Subtotal		832,913	979,217
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		13,060	86,132
Expected cash outflows of investment contracts		48,028	16,479
Financial and insurance liabilities - Contractual cash outflows
Interest-bearing loans and other borrowings		(9,426)	(17,183)
Bonds payable		(36,498)	(37,996)
Lease liabilities		(790)	(1,067)
Subtotal		14,374	46,365
Net cash inflow/(outflow)		847,287	1,025,582
Undiscounted cash flow [member] | Later than 3 years and not later than 5 years [member]
Financial assets - Contractual cash inflows
Debt securities		422,088	508,864
Loans		78,902	110,345
Term deposits		100,235	53,822
Statutory deposits - restricted		1,718	181
Subtotal		602,943	673,212
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		(346,182)	(202,368)
Expected cash outflows of investment contracts		117,116	94,302
Financial and insurance liabilities - Contractual cash outflows
Interest-bearing loans and other borrowings		(97)	(179)
Lease liabilities		(98)	(203)
Subtotal		(229,261)	(108,448)
Net cash inflow/(outflow)		373,682	564,764
Undiscounted cash flow [member] | Later than 5 years [member]
Financial assets - Contractual cash inflows
Debt securities		3,306,607	3,029,545
Loans		118,063	137,705
Subtotal		3,424,670	3,167,250
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		(6,164,768)	(5,990,882)
Expected cash outflows of investment contracts		(1,207,897)	(957,814)
Financial and insurance liabilities - Contractual cash outflows
Interest-bearing loans and other borrowings		(317)	(439)
Lease liabilities		(20)	(29)
Subtotal		(7,373,002)	(6,949,164)
Net cash inflow/(outflow)		¥ (3,948,332)	¥ (3,781,914)

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.